Other income and expenses, net (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of other income and expenses

	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Stoppages for asset maintenance and pre-operating expenses	(1,295)	(1,352)	(660)	(700)
Equalization of expenses - Production Individualization Agreements (1)	(676)	(24)	(672)	(14)
Pension and medical benefits - retirees (2)	(639)	(1,602)	(324)	(1,293)
Variable compensation programs (3)	(595)	(490)	(305)	(235)
Losses with legal, administrative and arbitration proceedings	(326)	(521)	(125)	(240)
Collective bargaining agreement (4)	(214)	(8)	(214)	(6)
Operating expenses with thermoelectric power plants	(112)	(119)	(57)	(53)
Institutional relations and cultural projects	(98)	(71)	(62)	(44)
Gains (losses) with commodities derivatives	11	24	9	19
Results from co-participation agreements in bid areas	50	103	(20)	55
Results on disposal/write-offs of assets	71	286	14	124
Ship/take or pay agreements	97	88	68	41
Results of non-core activities	224	122	126	83
Early termination and changes to cash flow estimates of leases	301	146	144	77
Others	93	447	(140)	259
Total	(3,108)	(2,971)	(2,218)	(1,927)
(1) For more information, see note 17.
(2) For more information, see note 13.2.
(3) It comprises Profit Sharing (PLR) and Performance award program (PRD), as described in note 13.
(4) It includes the remaining portion of the bonus from the Collective Bargaining Agreement (ACT) 2025-2027.